WARRANTS LIABILITY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Changes in fair value	$ (2,313)	$ 0
Investor [Member]
Class of Warrant or Right [Line Items]
Outstanding at January 1	0	0
Issued to investors	3,786	0
Exercised	(1,473)	0
Changes in fair value	(2,313)	0
Outstanding at December 31	$ 0	$ 0